Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 286,000
Previously Paid Amount	0.00
Total Fee Amount	39.50
Total Offset Amount	0.00
Net Fee	39.50
Narrative - Max Aggregate Offering Price	$ 286,000
Final Prospectus	true